Financial Instruments (Details 1) - Financial risk [member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	$ 840,620	$ 879,008
ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	12,511	16,052
Equity of foreign operations	831,371	871,663
ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	9,249	7,345
Increase 5% Effect on OCI
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	(42,031)	(43,950)
Increase 5% Effect on OCI | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	0	0
Equity of foreign operations	(41,569)	(43,583)
Increase 5% Effect on OCI | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	(462)	(367)
Increase 5% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	0	0
Increase 5% Effect on Pre-tax profit | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	(626)	(803)
Equity of foreign operations	0	0
Increase 5% Effect on Pre-tax profit | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	0	0
Decrease 5% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	0	0
Decrease 5% Effect on Pre-tax profit | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	626	803
Equity of foreign operations	0	0
Decrease 5% Effect on Pre-tax profit | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	0	0
Decrease 5% Effect on OCI
Disclosure of detailed information about financial instruments [line items]
Total effect OCI	42,031	43,950
Decrease 5% Effect on OCI | ILS vs EURO
Disclosure of detailed information about financial instruments [line items]
Loans to foreign operations	0	0
Equity of foreign operations	41,569	43,583
Decrease 5% Effect on OCI | ILS vs HUF
Disclosure of detailed information about financial instruments [line items]
Equity of foreign operations	$ 462	$ 367